Valuation and Qualifying Accounts (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 Allowance for Doubtful Accounts [Member] USD ($)	Mar. 31, 2011 Allowance for Doubtful Accounts [Member] JPY (¥)	Mar. 31, 2010 Allowance for Doubtful Accounts [Member] JPY (¥)	Mar. 31, 2009 Allowance for Doubtful Accounts [Member] JPY (¥)	Mar. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member] USD ($)	Mar. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member] JPY (¥)	Mar. 31, 2010 Valuation Allowance of Deferred Tax Assets [Member] JPY (¥)	Mar. 31, 2009 Valuation Allowance of Deferred Tax Assets [Member] JPY (¥)
Valuation Allowances and Reserves
Balance at beginning of fiscal period	$ 180,012	¥ 14,941,000	¥ 15,330,000	¥ 11,470,000	$ 591,337	¥ 49,081,000	¥ 31,420,000	¥ 22,435,000
Additions
Charged to costs and expenses	63,940	5,307,000	7,457,000	7,091,000	91,518	7,596,000	21,784,000	19,784,000
Charged to other accounts	12,867	1,068,000	957,000	23,000			8,000	587,000
Deductions	66,542	5,523,000	8,803,000	3,254,000	240,807	19,987,000	4,131,000	11,386,000
Balance at end of fiscal period	$ 190,277	¥ 15,793,000	¥ 14,941,000	¥ 15,330,000	$ 442,048	¥ 36,690,000	¥ 49,081,000	¥ 31,420,000